Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Carrying Value | 2017 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	$ 438,880	$ 498,887
Carrying Value | 2018 Senior Secured Term Loan B
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	722,706	729,458
Carrying Value | 2020 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	750,000	750,000
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2017 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	208,698	250,000
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2018 Senior Secured Term Loan B
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	256,931	307,125
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2020 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	$ 270,000	$ 322,500